Intangible Assets other than Goodwill	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about intangible assets [abstract]
Intangible Assets other than Goodwill
21.	Intangible Assets other than Goodwill

(1)	Intangible assets as of December 31, 2022 and 2023 are as follows:

		2022
		Acquisition cost	Government grants	Accumulated amortization	Accumulated impairment losses	Book value

		In millions of won
Software	￦	1,002,040	(174)	(799,013)	(20)	202,833
Copyrights, patents rights and other industrial rights		104,559	—	(67,368)	(9,178)	28,013
Mining rights		625,845	—	(46,187)	(541,133)	38,525
Development expenditures		938,032	(3,477)	(883,527)	—	51,028
Intangible assets under development		76,625	(2,108)	—	(8,903)	65,614
Usage rights of donated assets and others		592,797	—	(435,518)	(136)	157,143
Leasehold rights		28,185	—	(23,297)	—	4,888
Greenhouse gas emissions rights		43,960	—	—	—	43,960
Others		551,396	(67)	(174,714)	(11,955)	364,660

	￦	3,963,439	(5,826)	(2,429,624)	(571,325)	956,664

		2023
		Acquisition cost	Government grants	Accumulated amortization	Accumulated impairment losses	Book value

		In millions of won
Software	￦	1,083,537	(413)	(885,677)	(19)	197,428
Copyrights, patents rights and other industrial rights		105,827	—	(73,158)	(9,178)	23,491
Mining rights		643,625	—	(57,549)	(553,911)	32,165
Development expenditures		966,530	(2,121)	(911,096)	—	53,313
Intangible assets under development		94,916	(2,458)	—	(8,903)	83,555
Usage rights of donated assets and others		592,739	—	(447,352)	(136)	145,251
Leasehold rights		28,185	—	(24,256)	—	3,929
Greenhouse gas emissions rights		107,086	—	—	—	107,086
Others		599,958	(322)	(199,865)	(12,005)	387,766

	￦	4,222,403	(5,314)	(2,598,953)	(584,152)	1,033,984

(2)	Changes in intangible assets for the years ended December 31, 2022 and 2023 are as follows:

		2022
		Beginning balance	Acquisition	Disposal	Amortization	Reversal	Others	Ending balance

		In millions of won
Software	￦	162,596	22,532	(57)	(84,649)	—	102,585	203,007
(Government grants)		(91)	—	—	60	—	(143)	(174)
Copyrights, patents rights and other industrial rights		35,187	270	(37)	(7,136)	—	(271)	28,013
Mining rights		41,902	2,395	—	(4,296)	—	(1,476)	38,525
Development expenditures		72,944	—	—	(24,238)	—	5,799	54,505
(Government grants)		(3,820)	—	—	1,466	—	(1,123)	(3,477)
Intangible assets under development		81,430	39,559	—	—	(14)	(53,253)	67,722
(Government grants)		(7,326)	—	—	—	—	5,218	(2,108)
Usage rights of donated assets and others		169,783	—	—	(11,394)	(150)	(1,096)	157,143
Leasehold rights		5,848	—	—	(960)	—	—	4,888
Greenhouse gas emissions rights		78,137	57,466	—	—	—	(91,643)	43,960
Others		407,558	4,073	(260)	(25,017)	—	(21,627)	364,727
(Government grants)		(71)	—	—	4	—	—	(67)

	￦	1,044,077	126,295	(354)	(156,160)	(164)	(57,030)	956,664

		2023
		Beginning balance	Acquisition	Disposal	Amortization	Impairment	Others	Ending balance

		In millions of won
Software	￦	203,007	12,837	(18)	(86,174)	—	68,189	197,841
(Government grants)		(174)	—	—	85	—	(324)	(413)
Copyrights, patents rights and other industrial rights		28,013	319	(70)	(4,918)	(180)	327	23,491
Mining rights		38,525	2,164	—	(10,289)	—	1,765	32,165
Development expenditures		54,505	—	—	(25,614)	—	26,543	55,434
(Government grants)		(3,477)	—	—	1,356	—	—	(2,121)
Intangible assets under development		67,722	51,282	—	—	—	(32,991)	86,013
(Government grants)		(2,108)	—	—	—	—	(350)	(2,458)
Usage rights of donated assets and others		157,143	—	—	(11,857)	—	(35)	145,251
Leasehold rights		4,888	—	—	(959)	—	—	3,929
Greenhouse gas emissions rights		43,960	8,577	(1)	(2)	—	54,552	107,086
Others		364,727	4,136	(119)	(24,895)	(103)	44,342	388,088
(Government grants)		(67)	—	—	93	—	(348)	(322)

	￦	956,664	79,315	(208)	(163,174)	(283)	161,670	1,033,984

(3)	Significant specific intangible assets as of December 31, 2022 and 2023 are as follows:

2022
Type	Description	Currency	Amount	Remaining useful lives

	In millions of won and thousands of Australian dollars
Software	ORACLE license for SDIS integrated DB	KRW	5,509	3 years and 4 months
Copyrights, patents rights and other industrial rights	Contributions to APR NRC DC	KRW	20,871	5 years
Mining rights	Mining rights of Bylong mine	AUD	—	— (*)
Usage rights of donated assets and others	Sejong Haengbogdosi sharing charge	KRW	17,772	3 years and 11 months
	Right of use electricity and gas supply facility (Community district of Songdo)	KRW	7,908	7 years and 6 months
Others	Occupancy and use of public waters	KRW	76,212	14 years and 1 month
	Greenhouse gas emissions rights	KRW	43,960	—
	Business rights	KRW	154,712	26 years and 11 months

(*) The carrying amount of mining rights is nil, because KEPCO Australia Pty., Ltd. and KEPCO Bylong Australia Pty., Ltd. had recognized impairment losses in full.

2023
Type	Description	Currency	Amount	Remaining useful lives

	In millions of won and thousands of Australian dollars
Software	S/4HANA ERP license	KRW	5,742	3 years and 11 months
Copyrights, patents rights and other industrial rights	Contributions to APR NRC DC	KRW	16,697	4 years
Mining rights	Mining rights of Bylong mine	AUD	—	— (*)
Usage rights of donated assets and others	Sejong Haengbogdosi sharing charge	KRW	13,235	2 years and 11 months
	Right of use electricity and gas supply facility (Community district of Songdo)	KRW	6,853	6 years and 6 months
Others	Occupancy and use of public waters	KRW	70,800	13 years and 1 month
	Greenhouse gas emissions rights	KRW	107,086	—
	Business rights	KRW	148,964	25 years and 11 months

(*) The carrying amount of mining rights is nil, because KEPCO Australia Pty., Ltd. and KEPCO Bylong Australia Pty., Ltd. had recognized impairment losses in full.

(4)	For the years ended December 31, 2021, 2022 and 2023, the Company recognized research and development expenses of ￦ 689,397 million, ￦ 727,810 million, and ￦ 717,561 million, respectively.